SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
SEGMENT INFORMATION
Segment information
Description of segment and principal activities
The Group evaluates its segmental reporting under IFRS 8, “Operating Segments”. The Group derives its revenues through a single business activity, which is making, selling and distributing non-alcoholic ready to drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and, therefore, the Group has one operating segment.
No single customer accounted for more than 10% of the Group’s revenue during the years ended 31 December 2020, 31 December 2019 and 31 December 2018.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended
	31 December 2020	31 December 2019	31 December 2018
Revenue:	€ million	€ million	€ million
Iberia(A)	2,173	2,784	2,670
Germany	2,270	2,432	2,335
Great Britain	2,203	2,412	2,280
France(B)	1,709	1,897	1,775
Belgium/Luxembourg	892	1,002	983
Netherlands	529	602	580
Norway	423	437	439
Sweden	337	366	365
Iceland	70	85	91
Total	10,606	12,017	11,518
(A) Iberia refers to Spain, Portugal and Andorra.
(B) France refers to continental France and Monaco.

Assets by geography
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets, by geography:

	31 December 2020	31 December 2019
Assets:	€ million	€ million
Iberia(A)	6,696	6,797
Germany	3,138	3,216
Great Britain	2,432	2,587
France(B)	920	922
Belgium/Luxembourg	621	656
Netherlands	441	457
Sweden	396	396
Norway	233	261
Iceland	31	36
Other unallocated	220	224
Total	15,128	15,552
(A) Iberia refers to Spain, Portugal and Andorra.
(B) France refers to continental France and Monaco.